Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Basis of presentation of the financial statements
b.	Basis of presentation of the financial statements:

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

The Company’s financial statements have been prepared on a cost basis, except for financial assets and liabilities (including warrants) which are presented at fair value through statement of comprehensive loss.

The preparation of the financial statements requires management to make critical accounting estimates as well as exercise judgment in the process of adopting significant accounting policies. The matters which required the exercise of significant judgment and the use of estimates, which have a material effect on amounts recognized in the financial statements, are specified in Note 3.

Consolidated financial statements
c.	Consolidated financial statements:

The consolidated financial statements comprise the financial statements of companies that are controlled by the Company (i.e., subsidiaries). Control is achieved when the Company is exposed, or has the rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The effect of potential voting rights that are exercisable at the end of the reporting period is considered when assessing whether an entity has control. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

The financial statements of the Company and of the subsidiaries are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all companies in the Group. Significant intragroup balances and transactions and gains or losses resulting from intragroup transactions are eliminated in full in the consolidated financial statements.

Non-controlling interests in subsidiaries represent the non-controlling shareholders’ share of the total comprehensive loss of the subsidiaries and their share of the net assets. The non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Losses are attributed to non-controlling interests even if they result in a negative balance of non-controlling interests in the consolidated statement of financial position.

Upon the disposal of a subsidiary resulting in loss of control, the Company:

-	derecognizes the subsidiary’s assets (including goodwill) and liabilities.
-	derecognizes the carrying amount of non-controlling interests.
-	derecognizes the adjustments arising from translating financial statements carried to equity.
-	recognizes the fair value of the consideration received.
-	recognizes the fair value of any remaining investment.

-	reclassifies the components previously recognized in other comprehensive income (loss) on the same basis as would be required if the subsidiary had directly disposed of the related assets or liabilities.
-	recognizes any resulting difference (surplus or deficit) as gain or loss.

Functional currency, presentation currency and foreign currency

d.	Functional currency, presentation currency and foreign currency:

1.	Functional currency and presentation currency:

From the Company’s inception through January 1, 2018, the Company’s functional and presentation currency was the NIS. Management conducted a review of the functional currency of the Company and decided to change its functional and presentation currency to the USD from the NIS effective January 1, 2018. These changes were based on an assessment by Company management that the USD is the primary currency of the economic environment in which the Company operates.

In determining the appropriate functional currency to be used, the Company followed the guidance in International Accounting Standard 21 - The Effects of Changes in Foreign Exchange Rates (“IAS 21”), which states that factors relating to sales, costs and expenses, financing activities and cash flows, as well as other potential factors, should be considered. In this regard, the Company is incurring and expects to continue to incur a majority of its expenses in USD as a result of its expanded clinical trials including Phase 3 trials. These changes, as well as the fact that the majority of the Company’s available funds are in USD, the Company’s principal source of financing is the U.S. capital market, and all of the Company’s budgeting is conducted solely in U.S. dollars, led to the decision to make the change in functional currency as of January 1, 2018, as indicated above.

At the date of change of functional currency, the Company also changed the presentation currency of these financial statements to the USD. This change was retrospectively implemented. In accordance with IAS 21, since the Company’s presentation currency was different than its functional currency, results and financial position were translated using the following principles: (i) all assets and liabilities were translated using the current exchange rates, (ii) equity accounts were translated using the historical rates, and (iii) income and expenses for each statement of comprehensive income or separate income statement presented were translated at exchange rates at the dates of the transactions.

The Company also implements the guidance in IAS 21 regarding translating foreign currency financial statements of consolidated subsidiaries.

2.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate at the date of the transaction.

After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at the end of each reporting period into the functional currency at the exchange rate at that date. Exchange rate differences are recognized in statement of comprehensive loss.

Non-monetary assets and liabilities measured at cost in foreign currency are translated at the exchange rate at the date of the transaction.

Non-monetary assets and liabilities denominated in foreign currency and measured at fair value are translated into the functional currency using the exchange rate prevailing at the date when the fair value was determined.

Cash equivalents
e.	Cash equivalents:

Cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the investment date.

Account receivables and prepaid expenses
f.	Account receivables and prepaid expenses:

Prepaid expenses are composed mainly from active pharmaceutical ingredients and clinical trial drug-kits which are expensed based on the percentage of completion method of the related clinical trials.

Property, plant and equipment

g.	Property, plant and equipment:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and excluding day-to-day servicing expenses.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

	%	Mainly %

Laboratory equipment and Leasehold improvements	10

Computers, office furniture and equipment	6 - 33	33

Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including extension option held by the Company and intended to be exercised) and the expected life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimates. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

Revenue recognition

h.	Revenue recognition:

The Company generates revenues from distribution agreements. Such revenues comprises of upfront license fees, milestone payments and potential royalty payments.

The Company identified four components in the agreements: (i) performing the research and development services through regulatory approval; (ii) exclusive license to distribute the product; (iii) participation in joint steering committee; and, (iv) royalties resulting from future sales of the product.

As described in Note 4 regarding the initial adoption of IFRS 15, “Revenue from Contracts with Customers” (“the Standard”), the Company elected to adopt the provisions of the Standard using the modified retrospective method with the application of certain practical expedients and without restatement of comparative data.

The accounting policy for revenue recognition applied until December 31, 2017, is as follows:

The Company recognizes revenue in accordance with IAS 18, “Revenue” pursuant to which each required deliverable is evaluated to determine whether it qualifies as a separate unit of accounting based on whether the deliverable has “stand-alone value” to the customer. The arrangement’s consideration that is fixed or determinable is then allocated to each separate unit of accounting based on the relative selling price of each deliverable which is based on the Estimated Selling Price (“ESP”).

Components (i) – (iii) were analyzed as one unit of accounting. Consequently, revenue from these components is recorded based on the term of the research and development services (which is the last deliverable in the arrangement).

Contingent payments related to milestones were recognized immediately upon satisfaction of the milestone and contingent payments related to royalties were recognized in the period that the related sales have occurred.

Revenues from royalties will be recognized as they accrue in accordance with the terms of the relevant agreement.

The accounting policy for revenue recognition applied commencing from January 1, 2018, is as follows:

Revenue recognition:

Revenue from contracts with customers is recognized when the control over the goods or services is transferred to the customer. The transaction price is the amount of the consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes).

Revenue from contracts with strategic partners:

Revenue from contracts with strategic partners are recognized over time as the Company satisfies the performance obligations. The Company usually accepts long-term upfront payment from its strategic partners. Contract liabilities for those upfront payments are recognizes as revenue over time.

Variable consideration:

The Company evaluates the individual contracts to determine the estimated variable consideration and related constraint.

Significant financing component:

The Company receives long-term advances. The transaction price for such contracts is discounted, using the rate that would be reflected in a separate financing transaction between the Company and its advances at contract inception, to take into consideration the significant financing component. Contract liabilities due to the upfront payments are recognized as revenue when the Group performs under the contract. See also Note 4.

Research and development expenditures
i.	Research and development expenditures:
Research expenditures are recognized in the statement of comprehensive loss when incurred.
Impairment of non-financial assets
j.	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of the carrying amount of non financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of property, plant and equipment exceeds their recoverable amount, the property, plant and equipment are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss. As of December 31, 2018 and 2017, no impairment indicators have been identified.

Financial instruments

k.	Financial instruments:

As described in Note 4 regarding the initial adoption of IFRS 9, “Financial Instruments” (“the Standard”), the Company elected to adopt the provisions of the Standard retrospectively without restatement of comparative data.

The accounting policy for financial instruments applied until December 31, 2017, is as follows:

1.	Financial assets:

Financial assets within the scope of IAS 39 are initially recognized at fair value plus directly attributable transaction costs, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

After initial recognition, the accounting treatment of financial assets is based on their classification as follows:

a)	Financial assets at fair value through profit or loss:

This category includes financial assets held for trading and financial assets designated upon initial recognition as at fair value through profit or loss.

b)	Receivables:

Receivables are investments with fixed or determinable payments that are not quoted in an active market. Short-term borrowings are measured based on their terms, normally at face value.

c)	Available-for-sale financial assets:

Available-for-sale financial assets are (non-derivative) financial assets that are designated as available for sale or are not classified in any of the three preceding categories. After initial recognition, available-for-sale financial assets are measured at fair value.

2.	Financial liabilities:

Financial liabilities are initially recognized at fair value.

After initial recognition, the accounting treatment of financial liabilities is based on their classification as follows:

a)	Financial liabilities at amortized cost:

After initial recognition, loans and other liabilities are measured based on their terms at amortized cost less directly attributable transaction costs using the effective interest method.

3.	Issue of a unit of securities:

The issue of a unit of securities involves the allocation of the proceeds received (before issue expenses) to the components of the securities issued in the unit based on the following order: financial derivatives and other financial instruments measured at fair value in each period. Then fair value is determined for financial liabilities and compound instruments that are presented at amortized cost. The consideration allocated to the equity instruments is determined as the residual value. The issuance costs are allocated to each component based on the amounts allocated to each component in the unit.

4.	Derecognition of financial instruments:

a)	Financial assets:

A financial asset is derecognized when the contractual rights to the cash flows from the financial asset expire or the Company has transferred its contractual rights to receive cash flows from the financial asset or assumes an obligation to pay the cash flows in full without material delay to a third party and has transferred substantially all the risks and rewards of the asset, or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

If the Company transfers its rights to receive cash flows from an asset and neither transfers nor retains substantially all the risks and rewards of the asset nor transfers control of the asset, a new asset is recognized to the extent of the Company’s continuing involvement in the asset. When continuing involvement takes the form of guaranteeing the transferred asset, the extent of the continuing involvement is the lower of the original carrying amount of the asset and the maximum amount of consideration received that the Company could be required to repay.

b)	Financial liabilities:

A financial liability is derecognized when it is extinguished, that is when the obligation is discharged, realized, cancelled or expires. A financial liability is extinguished when the debtor (i.e., the Group) discharges the liability by paying in cash, other financial assets, goods or services or shares, or is legally released from the liability.

1.	Financial assets:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

The Company classifies and measures debt instruments in the financial statements based on the following criteria:

-	The Company's business model for managing financial assets; and

-	The contractual cash flow terms of the financial asset.

Equity instruments and other financial assets held for trading:

Investments in equity instruments do not meet the above criteria and accordingly are measured at fair value through profit or loss.

Impairment of financial assets:

The Company reviews at the end of each reporting period the provision for loss of financial debt instruments which are not measured at fair value through profit or loss. The Company distinguishes between two types of provision for losses:

a.	Debt instruments whose credit quality has not significantly deteriorated since their initial recognition date or whose credit risk is low—the provision for loss that will be recognized in respect of this debt instrument will take into account expected credit losses within 12 months from the reporting date; or

b.	Debt instruments whose credit quality has significantly deteriorated since their initial recognition date or whose credit risk is not low—the provision for loss that will be recognized will take into account expected credit losses over the instrument's remaining term.

The Company has financial assets bearing short-term credit such as trade receivables in respect of which it is required to adopt the relief prescribed in the model i.e., the Company will measure the provision for loss in an amount which is equivalent to the expected credit losses.

An impairment loss of debt instruments measured at amortized cost is carried to profit or loss against a provision whereas an impairment loss of debt instruments measured at fair value through other comprehensive income will be carried against a capital reserve and will not reduce the carrying amount of the financial asset in the statement of financial position.

Derecognition of financial assets:

A financial asset is derecognized only when the following criteria are met:

a.	The contractual rights to the cash flows from the financial asset expire; or

b.	The Company has transferred substantially all the risks and rewards deriving from the contractual rights to receive cash flows from the financial asset or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

c.	The Company has retained its contractual rights to receive cash flows from the financial asset but has assumed a contractual obligation to pay the cash flows in full without material delay to a third party.

2.	Financial liabilities:

Financial liabilities are initially recognized at fair value less transaction costs that are directly attributable to the issue of the financial liability, excluding financial liabilities measured at fair value through profit or loss whose transaction costs are carried to profit or loss.

After initial recognition, the Company measures all financial liabilities at amortized cost.

Derecognition of financial liabilities:

A financial liability is derecognized only when it is extinguished, that is when the obligation is discharged, cancelled or expires. A financial liability is extinguished when the debtor discharges the liability by paying in cash, other financial assets, goods or services; or is legally released from the liability.

3.	Issue of a unit of securities:

The issue of a unit of securities involves the allocation of the proceeds received (before issue expenses) to the securities issued in the unit based on the following order: financial derivatives and other financial instruments measured at fair value in each period. Then fair value is determined for financial liabilities that are measured at amortized cost. The proceeds allocated to equity instruments are determined to be the residual amount. Issue costs are allocated to each component pro rata to the amounts determined for each component in the unit.

Fair value measurement

l.	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement. See also Note 9.

Treasury shares
m.	Treasury shares:

Company shares held by OphthaliX are recognized at cost, and as a deduction from equity. Any gain or loss arising from a purchase, sale, issuance or cancellation of treasury shares is recognized directly in equity. As of December 31, 2018, the Company has no treasury shares. Please refer to note 1.b.

Provisions
n.	Provisions:

A provision in accordance with IAS 37 is recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. If the Group expects part or all of the expense to be reimbursed to the Company, such as in an insurance contract, the reimbursement is recognized as a separate asset only when it is virtually certain that it will be received by the Company. The expense is recognized in the income statement net of the reimbursed amount.

Legal claims:

A provision for claims is recognized when the Group has a present legal or constructive obligation as a result of a past event, it is more likely than not that an outflow of resources embodying economic benefits will be required by the Group to settle the obligation and a reliable estimate can be made of the amount of the obligation. No provisions pursuant to IAS 37 have been identified.

Employee benefit liabilities
o.	Employee benefit liabilities:

The Company’s liability for severance pay is pursuant to Section 14 of the Severance Compensation Act, 1963 (“Section 14”), pursuant to which all the Company’s employees are included under Section 14, and are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made in the employee’s name with insurance companies. Under Israeli employment law, payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. The fund is made available to the employee at the time the employer-employee relationship is terminated, regardless of cause of termination. The severance pay liabilities and deposits under Section 14 are not reflected in the consolidated balance sheets as the severance pay risks have been irrevocably transferred to the severance funds.

Share-based payment transactions

p.	Share-based payment transactions:

The Company’s employees and other service providers are entitled to remuneration in the form of equity-settled share-based payment transactions. The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using the binomial option pricing model.

As for other service providers, the cost of the transactions is measured at the fair value of the goods or services received as consideration for equity instruments. In cases where the fair value of the goods or services received as consideration of equity instruments cannot be measured, they are measured by reference to the fair value of the equity instruments granted using binomial option pricing model.

The cost of equity-settled transactions is recognized in statement of comprehensive loss, together with a corresponding increase in equity, during the period which the performance and/or service conditions are to be satisfied, ending on the date on which the relevant employees become fully entitled to the award (the “Vesting Period”).

The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the Vesting Period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest.

Taxes on income
q.	Taxes on income:

As it is not likely that taxable income will be generated in the foreseeable future, deferred tax assets due to accumulated losses is not recognized in the Group’s financial statements.

Loss per share
r.	Loss per share:

Losses per share are calculated by dividing the net loss attributable to equity holders of the Company by the weighted number of ordinary shares outstanding during the period. Potential ordinary shares (warrants and unlisted options) are only included in the computation of diluted loss per share when their conversion increases loss per share from continuing operations. Potential ordinary shares that are converted during the period are included in diluted loss per share only until the conversion date and from that date in basic loss per share.